PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited)
1
Voya Multi-Manager
International Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 98.2%
Australia : 2.0%
3,046
Anglogold Ashanti PLC
$ 282,882
0.1
69,110
APA Group
425,475
0.1
121,510
Computershare Ltd.
2,759,561
0.5
45,068
(1)
Emerald Resources NL
211,885
0.0
3,585
Evolution Mining Ltd.
34,428
0.0
21,736
(1)
Genesis Minerals Ltd.
107,332
0.0
18,535
GenusPlus Group Ltd.
96,195
0.0
22,512
Helloworld Travel Ltd.
31,674
0.0
2,363
HUB24 Ltd.
165,566
0.0
215,379
Macmahon Holdings Ltd.
97,228
0.0
22,502  National Australia Bank
Ltd.
675,947
0.1
25,033
OceanaGold Corp.
811,116
0.1
3,339
Pro Medicus Ltd.
426,869
0.1
16,908
Qantas Airways Ltd.
118,214
0.0
216,808
Scentre Group
614,427
0.1
146,430
South32 Ltd. - Class DI
463,871
0.1
34,544
Suncorp Group Ltd.
406,650
0.1
367,929
Transurban Group
3,558,892
0.6
168,639
Vicinity Ltd.
287,706
0.1
43,981
Whitehaven Coal Ltd.
268,708
0.0
11,844,626
2.0
Austria : 0.0%
2,915
Porr AG
119,888
0.0
Belgium : 1.3%
45,097  Anheuser-Busch InBev
SA
3,246,230
0.6
5,260
Fagron
138,282
0.0
4,841  Groupe Bruxelles
Lambert NV
458,069
0.1
22,815
KBC Group NV
3,215,001
0.5
8,418
Syensqo SA
708,494
0.1
7,766,076
1.3
Brazil : 0.9%
49,320  Cia de Saneamento
Basico do Estado de Sao
Paulo SABESP
1,322,700
0.2
485
(1)
MercadoLibre, Inc.
1,041,678
0.2
379,600
Totvs SA
3,217,701
0.5
5,582,079
0.9
Canada : 4.9%
800
(1)
Aritzia, Inc.
63,059
0.0
34,900
Bank of Nova Scotia
2,609,202
0.4
16,600  Canaccord Genuity
Group, Inc.
144,586
0.0
8,800  Canadian Imperial Bank
of Commerce
813,272
0.1
76,552
Cenovus Energy, Inc.
1,510,632
0.3
33,300  CES Energy Solutions
Corp.
347,270
0.1
16,239
Dollarama, Inc.
2,188,416
0.4
4,700
DPM Metals, Inc.
163,990
0.0
20,500
Dynacor Group, Inc.
91,837
0.0
16,800
Empire Co. Ltd.
548,793
0.1
8,400
Enerflex Ltd.
154,163
0.0
12,600
Enghouse Systems Ltd.
173,133
0.0
2,900
Extendicare, Inc.
49,389
0.0
9,700
(1)
Fortuna Mining Corp.
94,888
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Canada (continued)
29,600
Hudbay Minerals, Inc.
$ 701,061
0.1
15,600
iA Financial Corp., Inc.
1,916,819
0.3
2,200
(1)
K92 Mining, Inc.
41,297
0.0
1,500
(1)
Kinaxis, Inc.
151,471
0.0
1,700  Magellan Aerospace
Corp.
25,993
0.0
5,100
National Bank of Canada
607,700
0.1
32,600  Paramount Resources
Ltd. - Class A
614,819
0.1
14,600
Pason Systems, Inc.
129,418
0.0
4,400  Polaris Renewable
Energy, Inc.
39,390
0.0
23,578
Quebecor, Inc. - Class B
860,074
0.2
19,459
RB Global, Inc.
2,208,778
0.4
17,077
Royal Bank of Canada
2,843,387
0.5
2,100
Russel Metals, Inc.
74,413
0.0
3,172
Saputo, Inc.
95,697
0.0
12,955
(1)
Shopify, Inc. - CAD -
Class A
1,699,901
0.3
38,900
Suncor Energy, Inc.
2,056,059
0.4
7,800
Surge Energy, Inc.
42,275
0.0
2,100
TECSYS, Inc.
40,253
0.0
2,100
TMX Group Ltd.
77,529
0.0
6,600  Torex Gold Resources,
Inc.
317,676
0.1
30,353
Toromont Industries Ltd.
3,866,433
0.7
19,500
Toronto-Dominion Bank
1,822,473
0.3
29,400
Trican Well Service Ltd.
150,924
0.0
29,336,470
4.9
Chile : 0.2%
56,895
Lundin Mining Corp.
1,435,276
0.2
China : 6.0%
40,500  AAC Technologies
Holdings, Inc.
192,255
0.0
90,500
(1)(2)
AInnovation Technology
Group Co. Ltd. - Class H
66,673
0.0
15,500  Alibaba Group Holding
Ltd.
329,741
0.1
664,000  Aluminum Corp. of China
Ltd. - Class H
1,159,391
0.2
243,000
(1)(2)
Archosaur Games, Inc.
52,041
0.0
147,500  Beijing Trust&Far
Technology Co. Ltd. -
Class A
238,219
0.1
2,794,400  BOE Technology Group
Co. Ltd. - Class A
1,757,721
0.3
721,300  Changjiang & Jinggong
Steel Building Group Co.
Ltd. - Class A
493,411
0.1
1,399,000  China Construction Bank
Corp. - Class H
1,412,613
0.2
27,900  China Etek Service &
Technology Co. Ltd. -
Class A
156,745
0.0
24,500  China Hongqiao Group
Ltd.
112,055
0.0
38,000  China Merchants Bank
Co. Ltd. - Class H
232,165
0.1

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Multi-Manager
International Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
55,500  China Minsheng Banking
Corp. Ltd. - Class H
$ 27,615
0.0
180,400  China Taiping Insurance
Holdings Co. Ltd.
591,140
0.1
291,000  CMOC Group Ltd. - Class
H
817,875
0.1
77,600
(1)
Daheng New Epoch
Technology, Inc. - Class A
170,052
0.0
187,207  ENN Energy Holdings
Ltd.
1,611,617
0.3
631,200  Focus Media Information
Technology Co. Ltd. -
Class A
654,077
0.1
43,400  Focus Technology Co.
Ltd. - Class A
324,163
0.1
53,000
Fufeng Group Ltd.
57,351
0.0
88,584  Full Truck Alliance Co.
Ltd., ADR
876,982
0.2
297,000
Glodon Co. Ltd. - Class A
587,826
0.1
79,600  Guangdong Dongpeng
Holdings Co. Ltd. - Class
A
84,173
0.0
154,600
(1)
Guangdong Homa Group
Co. Ltd. - Class A
223,825
0.0
97,300  Guangdong Vanward
New Electric Co. Ltd. -
Class A
140,443
0.0
401,200
(1)
Guangdong Zhongnan
Iron & Steel Co. Ltd. -
Class A
151,888
0.0
192,900  Inner Mongolia ERDOS
Resources Co. Ltd. -
Class A
436,851
0.1
93,000
ISDN Holdings Ltd.
29,349
0.0
98,300  Jangho Group Co. Ltd. -
Class A
135,882
0.0
381,300
(1)
Jinbei Automotive Co.
Ltd. - Class A
257,778
0.1
15,393
Kanzhun Ltd., ADR
285,078
0.1
76,599
KE Holdings, Inc., ADR
1,433,933
0.3
433,700  Keshun Waterproof
Technologies Co. Ltd. -
Class A
444,390
0.1
137,000
(2)
Kuaishou Technology
1,399,744
0.2
53,000  NetDragon Websoft
Holdings Ltd.
68,168
0.0
63,400
NetEase, Inc.
1,643,967
0.3
504,585  Perfect World Co. Ltd./
China - Class A
1,366,661
0.2
3,589,000
(2)
Postal Savings Bank of
China Co. Ltd. - Class H
2,340,038
0.4
130,200  Qingdao Citymedia Co.
Ltd. - Class A
126,523
0.0
37,669  Siglent Technologies Co.
Ltd. - Class A
217,123
0.0
222,000  Sinomach Automobile Co.
Ltd. - Class A
210,981
0.0
126,222
Tencent Holdings Ltd.
9,701,651
1.6
95,553
(3)
Tiangong International
Co. Ltd.
41,743
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
China (continued)
170,200
(1)
Tianma Microelectronics
Co. Ltd. - Class A
$ 237,602
0.1
20,550
Trip.com Group Ltd.
1,261,270
0.2
75,855  Vipshop Holdings Ltd.,
ADR
1,297,879
0.2
239,500
(1)(2)
Xiabuxiabu Catering
Management China
Holdings Co. Ltd.
23,544
0.0
135,400  Xiamen Xiangyu Co. Ltd.
- Class A
165,652
0.0
52,700
(1)
Zhihu, Inc.
66,054
0.0
36,000  Zijin Mining Group Co.
Ltd. - Class H
187,705
0.0
35,901,623
6.0
Czechia : 0.0%
4,926
(2)
Moneta Money Bank AS
49,439
0.0
Denmark : 1.4%
1,003
(1)
ALK-Abello A/S
33,143
0.0
19,681
(1)
Bang & Olufsen A/S
36,423
0.0
2,827
(1)
Bavarian Nordic A/S
86,137
0.0
2,347
Carlsberg AS - Class B
319,073
0.1
20,621
Coloplast A/S - Class B
1,757,837
0.3
104,074  Novo Nordisk A/S - Class
B
6,179,835
1.0
1,620  Sparekassen Sjaelland-
Fyn A/S
95,975
0.0
8,508,423
1.4
Finland : 0.3%
18,914
F-Secure Oyj
42,326
0.0
51,056
Nokia Oyj, ADR
328,290
0.1
2,296
Orion Oyj - Class B
189,875
0.0
1,721
Pihlajalinna Oyj
29,400
0.0
36,780
Sampo Oyj - Class A
410,184
0.1
13,974
Wartsila Oyj Abp
566,509
0.1
1,566,584
0.3
France : 7.0%
30,102
Accor SA
1,636,987
0.3
14,251
Air Liquide SA
2,668,686
0.4
8,201
Airbus SE
1,877,625
0.3
34,669
AXA SA
1,580,882
0.3
8,377
BNP Paribas SA
905,829
0.2
45,354
Bouygues SA
2,451,565
0.4
17,676
Capgemini SE
2,746,475
0.5
19,114
Cie de Saint-Gobain
1,886,664
0.3
8,676  Cie Generale des
Etablissements Michelin
SCA
322,190
0.1
10,033
Eiffage SA
1,487,973
0.2
14,608
EssilorLuxottica SA
4,465,622
0.7
3,071
Gecina SA - Class C
282,076
0.0
15,423
Getlink SE
305,290
0.1
51,436
Klepierre SA
1,981,496
0.3
5,441  LVMH Moet Hennessy
Louis Vuitton SE
3,511,658
0.6
124,626
Orange SA
2,316,810
0.4
15,950
Pernod Ricard SA
1,426,201
0.2
53,221
Societe Generale SA
4,663,745
0.8
22,118
TotalEnergies SE
1,608,620
0.3

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Multi-Manager
International Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
France (continued)
25,891
Vinci SA
$ 3,722,742
0.6
41,849,136
7.0
Germany : 6.2%
8,334
Adidas AG
1,477,653
0.2
5,517
Allianz SE
2,429,265
0.4
8,607
(1)
Aumovio SE
413,002
0.1
30,970
BASF SE
1,679,013
0.3
59,407
Bayer AG
3,142,146
0.5
4,166
Continental AG
327,821
0.1
27,241
Deutsche Bank AG
1,074,964
0.2
1,035
Deutsche Rohstoff AG
65,375
0.0
52,534  Deutsche Telekom AG,
Reg
1,762,957
0.3
104,630
E.ON SE
2,219,195
0.4
21,745
Evonik Industries AG
336,829
0.1
10,340  Fresenius SE & Co.
KGaA
578,399
0.1
3,232
GEA Group AG
231,098
0.0
4,365
Hannover Rueck SE
1,234,206
0.2
1,283
Hochtief AG
538,021
0.1
26,436
Infineon Technologies AG
1,292,262
0.2
438  Init Innovation in Traffic
Systems SE
24,895
0.0
3,825
Rational AG
3,065,046
0.5
813
Rheinmetall AG
1,722,629
0.3
29,743
SAP SE
5,941,732
1.0
26,464
(2)
Scout24 SE
2,634,799
0.4
8,777
Siemens AG, Reg
2,653,561
0.4
13,512
(1)
Siemens Energy AG
2,302,183
0.4
37,147,051
6.2
Greece : 0.1%
1,368
Danaos Corp.
141,520
0.0
5,712
Eurobank SA
27,914
0.0
10,479  Hellenic
Telecommunications
Organization SA
196,539
0.1
903  Motor Oil Hellas Corinth
Refineries SA
36,358
0.0
402,331
0.1
Hong Kong : 2.6%
511,836
AIA Group Ltd.
5,905,299
1.0
79,500
CK Asset Holdings Ltd.
465,722
0.1
44,000
CLP Holdings Ltd.
415,912
0.1
322,000  Hong Kong & China Gas
Co. Ltd.
303,275
0.0
84,344  Hong Kong Exchanges &
Clearing Ltd.
4,649,978
0.8
213,000  Hongkong Land Holdings
Ltd.
1,807,279
0.3
23,000  Johnson Electric Holdings
Ltd.
79,224
0.0
64,900
Link REIT
298,395
0.0
67,931  PAX Global Technology
Ltd.
42,869
0.0
92,000  Pico Far East Holdings
Ltd.
33,075
0.0
47,500  Power Assets Holdings
Ltd.
368,446
0.1
97,000
Sun Hung Kai & Co. Ltd.
53,333
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Hong Kong (continued)
37,000  Sun Hung Kai Properties
Ltd.
$ 594,179
0.1
63,122
(3)
TS Lines Ltd.
72,397
0.0
1,340,000  Uni-Bio Science Group
Ltd.
19,020
0.0
114,000
Wasion Holdings Ltd.
348,157
0.1
15,456,560
2.6
India : 1.6%
132,247  Bharat Petroleum Corp.
Ltd.
524,300
0.1
104,397
Canara Bank
167,557
0.0
58,640
Coal India Ltd.
281,289
0.1
201,065
HDFC Bank Ltd.
2,033,024
0.3
120,545
HDFC Bank Ltd., ADR
3,903,247
0.7
18,243
Hindustan Zinc Ltd.
123,746
0.0
161,820
Indian Oil Corp. Ltd.
287,380
0.1
46,490
(3)
Infosys Ltd. - Foreign,
ADR
817,294
0.1
79,247
Reliance Industries Ltd.
1,204,153
0.2
9,341,990
1.6
Indonesia : 0.3%
3,031,969
Bank Central Asia Tbk PT
1,339,674
0.3
76,400
First Resources Ltd.
128,506
0.0
373,000  Perusahaan Gas Negara
Tbk PT
47,220
0.0
553,600  Unilever Indonesia Tbk
PT
63,490
0.0
1,578,890
0.3
Israel : 1.3%
32,447
Bank Hapoalim BM
802,136
0.1
1,606
Bank Leumi Le-Israel BM
38,607
0.0
12,132  Bezeq The Israeli
Telecommunication Corp.
Ltd.
31,157
0.0
21,442
(1)
Check Point Software
Technologies Ltd.
3,849,054
0.7
17,905
Mizrahi Tefahot Bank Ltd.
1,400,691
0.2
737
Phoenix Financial Ltd.
35,772
0.0
48,294
(1)
Teva Pharmaceutical
Industries Ltd., ADR
1,645,860
0.3
7,803,277
1.3
Italy : 2.2%
7,746  Assicurazioni Generali
SpA
315,964
0.1
131,641
Banca Mediolanum SpA
3,088,072
0.5
3,222
Ferrari NV
1,074,688
0.2
2,184
Gefran SpA
28,141
0.0
35,425
Hera SpA
175,309
0.0
77,967
(2)
Infrastrutture Wireless
Italiane SpA
689,283
0.1
177,789
(2)(3)
Nexi SpA
759,067
0.1
20,160
(2)
Poste Italiane SpA
530,979
0.1
18,204  Ryanair Holdings PLC,
ADR
1,285,202
0.2
438,656
(3)
Saipem SpA
1,620,075
0.3
43,303
Snam SpA
297,609
0.0
24,428
UniCredit SpA
2,128,811
0.4
54,179
Unipol Gruppo SpA
1,206,667
0.2
13,199,867
2.2

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Multi-Manager
International Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Ivory Coast : 0.0%
834
Endeavour Mining PLC
$ 47,470
0.0
Japan : 11.7%
2,600
Achilles Corp.
24,500
0.0
18,900
AGC, Inc.
697,400
0.1
6,400
Ahresty Corp.
34,263
0.0
6,400
Aida Engineering Ltd.
49,576
0.0
3,800
Aisin Corp.
68,077
0.0
1,800
Anritsu Corp.
24,943
0.0
36,300  Asahi Group Holdings
Ltd.
380,019
0.1
38,600
Astellas Pharma, Inc.
536,922
0.1
3,100
Avant Group Corp.
32,933
0.0
5,100
Bank of Saga Ltd.
151,805
0.0
1,400
Base Co. Ltd.
27,591
0.0
92,700
Bridgestone Corp.
2,087,072
0.4
23,300  Chugai Pharmaceutical
Co. Ltd.
1,330,913
0.2
9,800
Comture Corp.
102,909
0.0
2,100
Cybozu, Inc.
32,387
0.0
8,700
Daikin Industries Ltd.
1,042,524
0.2
4,200
Daitron Co. Ltd.
68,854
0.0
4,100  Digital Hearts Holdings
Co. Ltd.
24,401
0.0
2,300
Double Standard, Inc.
25,035
0.0
22,900
Eisai Co. Ltd.
638,439
0.1
64,300
ENEOS Holdings, Inc.
543,458
0.1
7,700
FANUC Corp.
309,190
0.1
3,500
Fast Retailing Co. Ltd.
1,335,365
0.2
2,600
FIDEA Holdings Co. Ltd.
33,735
0.0
4,600
F-Tech, Inc.
23,485
0.0
1,200  Fukushima Galilei Co.
Ltd.
29,935
0.0
1,700  GMO GlobalSign
Holdings KK
24,776
0.0
5,200
Hikari Tsushin, Inc.
1,436,143
0.2
21,400
Hoya Corp.
3,589,976
0.6
14,900
Idemitsu Kosan Co. Ltd.
126,431
0.0
3,700
I'll, Inc.
59,395
0.0
138,860
ITOCHU Corp.
1,777,765
0.3
3,000
IwaiCosmo Holdings, Inc.
67,514
0.0
22,700
J Trust Co. Ltd.
71,747
0.0
6,900  Japan Aviation
Electronics Industry Ltd.
107,801
0.0
29,800  Japan Exchange Group,
Inc.
325,184
0.1
90,100
Japan Post Bank Co. Ltd.
1,600,844
0.3
147,900  Japan Post Holdings Co.
Ltd.
1,779,654
0.3
24,400  Japan Post Insurance
Co. Ltd.
755,718
0.1
102,400  Kansai Electric Power
Co., Inc.
1,633,786
0.3
7,200
Kao Corp.
288,018
0.1
11,342
Keyence Corp.
4,160,932
0.7
5,500
Koa Corp.
55,423
0.0
69,500
Komatsu Ltd.
2,660,128
0.4
7,200  KPP Group Holdings Co.
Ltd.
41,151
0.0
65,800
Kubota Corp.
1,008,166
0.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
194,500
M3, Inc.
$ 2,399,943
0.4
97,500
Makita Corp.
3,387,691
0.6
10,000
Marvelous, Inc.
31,044
0.0
2,900
Maxell Ltd.
41,719
0.0
2,300
Media Do Co. Ltd.
24,397
0.0
127,400  Mitsubishi Chemical
Group Corp.
841,121
0.1
38,200
Mitsubishi Corp.
1,014,834
0.2
203,494  Mitsubishi UFJ Financial
Group, Inc.
3,685,351
0.6
150,850
Mitsui Fudosan Co. Ltd.
1,729,783
0.3
25,500  Mizuho Financial Group,
Inc.
1,107,158
0.2
1,200
Nachi-Fujikoshi Corp.
37,989
0.0
4,300
Nintendo Co. Ltd.
266,280
0.0
114,600
(1)
Nissan Motor Co. Ltd.
279,322
0.1
5,300
Nisshinbo Holdings, Inc.
49,140
0.0
5,500
Nitto Seiko Co. Ltd.
25,658
0.0
95,000
Nomura Holdings, Inc.
860,922
0.1
22,000  Nomura Research
Institute Ltd.
669,249
0.1
1,800  Odawara Engineering
Co. Ltd.
25,361
0.0
17,100  Ono Pharmaceutical Co.
Ltd.
254,762
0.0
2,800
Optex Group Co. Ltd.
43,472
0.0
7,400
(1)
Optim Corp.
23,809
0.0
17,900
ORIX Corp.
545,510
0.1
32,000
Otsuka Corp.
634,448
0.1
10,000  Prestige International,
Inc.
44,817
0.0
200,900
(1)
Rakuten Group, Inc.
1,204,539
0.2
54,800
Recruit Holdings Co. Ltd.
2,886,523
0.5
7,500  Rheon Automatic
Machinery Co. Ltd.
74,650
0.0
60,200
Ricoh Co. Ltd.
532,689
0.1
2,700
Riso Kagaku Corp.
21,317
0.0
8,200
Sato Corp.
123,034
0.0
1,600
SEMITEC Corp.
24,890
0.0
2,500  Shibaura Machine Co.
Ltd.
68,826
0.0
10,900  Shin-Etsu Chemical Co.
Ltd.
358,442
0.1
10,200
Shionogi & Co. Ltd.
210,010
0.0
1,400
SMC Corp.
544,280
0.1
116,500
SMS Co. Ltd.
1,232,877
0.2
15,400
SoftBank Group Corp.
420,534
0.1
67,000
Sony Group Corp.
1,477,210
0.3
41,800  Sumitomo Mitsui
Financial Group, Inc.
1,470,961
0.3
42,600  Sumitomo Mitsui Trust
Holdings, Inc.
1,422,789
0.2
6,300
(1)
Sun*, Inc.
18,524
0.0
6,200
System Support, Inc.
56,036
0.0
6,300
Tachi-S Co. Ltd.
85,878
0.0
5,200
Taiho Kogyo Co. Ltd.
28,495
0.0
72,200  Takeda Pharmaceutical
Co. Ltd.
2,457,667
0.4
4,400
TechMatrix Corp.
60,182
0.0
88,400
Toei Animation Co. Ltd.
1,469,452
0.2

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Multi-Manager
International Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Japan (continued)
1,600
Tokyo Electron Ltd.
$ 426,335
0.1
139,200
(3)
Tokyo Metro Co. Ltd.
1,486,353
0.3
33,200
Tokyu Corp.
374,455
0.1
7,300
Toshiba TEC Corp.
122,764
0.0
6,200
Tosho Co. Ltd.
29,991
0.0
3,000
Toyo Kanetsu KK
51,652
0.0
8,900
Toyoda Gosei Co. Ltd.
241,794
0.0
8,500
(1)
Trend Micro, Inc./Japan
333,438
0.1
1,300
Ueki Corp.
24,080
0.0
181,900
Unicharm Corp.
1,104,141
0.2
4,100
Unipres Corp.
36,264
0.0
6,600
Vector, Inc.
62,437
0.0
15,400
West Japan Railway Co.
314,690
0.1
2,300
Yokogawa Electric Corp.
76,679
0.0
2,800
Yokowo Co. Ltd.
39,882
0.0
4,100
Yorozu Corp.
27,004
0.0
70,251,827
11.7
Kuwait : 0.1%
2,101  Humansoft Holding Co.
KSC
18,102
0.0
318,858  Kuwait Investment Co.
SAK
220,062
0.0
119,352  Mobile
Telecommunications Co.
KSCP
198,208
0.0
235,827  Noor Financial
Investment Co. KSC
312,542
0.1
748,914
0.1
Malaysia : 0.1%
85,500  99 Speed Mart Retail
Holdings Bhd
86,746
0.0
108,300
Hibiscus Petroleum Bhd
42,786
0.0
119,200  Press Metal Aluminium
Holdings Bhd
228,498
0.1
358,030
0.1
Mexico : 0.4%
157,836  Cemex SAB de CV -
Foreign, ADR
1,969,793
0.3
1,700
Fresnillo PLC
83,719
0.0
1,134
Southern Copper Corp.
215,823
0.1
2,269,335
0.4
Netherlands : 5.1%
30,677
(2)
ABN AMRO Bank NV
1,130,245
0.2
3,126
(1)
Argenx SE
2,628,885
0.4
8,432
ASML Holding NV
12,090,734
2.0
15,764
IMCD NV
1,473,506
0.3
89,321
ING Groep NV
2,634,167
0.4
28,530  Koninklijke Ahold
Delhaize NV
1,115,531
0.2
238,166
Koninklijke KPN NV
1,166,425
0.2
48,267
Koninklijke Philips, N.V.
1,386,031
0.2
536
Nedap NV
55,326
0.0
29,609
NN Group NV
2,347,032
0.4
7,616
Randstad NV
272,551
0.1
96,887  Universal Music Group
NV
2,375,440
0.4
19,847
Wolters Kluwer NV
1,863,701
0.3
30,539,574
5.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Norway : 0.7%
20,567
DNB Bank ASA
$ 589,725
0.1
95,768  Gjensidige Forsikring
ASA
2,725,803
0.5
40,872
Norsk Hydro ASA
362,857
0.1
27,032  Wallenius Wilhelmsen
ASA
314,077
0.0
3,992,462
0.7
Philippines : 0.0%
149,700  OceanaGold Philippines,
Inc.
92,061
0.0
222,100
Wilcon Depot, Inc.
25,197
0.0
117,258
0.0
Poland : 1.1%
625  Bank Polska Kasa Opieki
SA
38,011
0.0
2,175
CD Projekt SA
158,768
0.0
25,530
(1)
KGHM Polska Miedz SA
2,368,842
0.4
125,841  Polski Koncern Naftowy
ORLEN SA
3,824,635
0.7
6,390,256
1.1
Portugal : 0.0%
45,141  REN - Redes Energeticas
Nacionais SGPS SA
184,068
0.0
Qatar : 0.0%
298,095
Doha Bank QPSC
225,966
0.0
Russia : —%
1,561,600
(1)(4)
Alrosa PJSC
—
—
Saudi Arabia : 0.1%
18,001
Nahdi Medical Co.
472,654
0.1
16,249
Tabuk Cement Co.
38,962
0.0
511,616
0.1
Singapore : 2.1%
191,100  CapitaLand Ascendas
REIT
427,655
0.1
220,800
(3)
CSE Global Ltd.
194,937
0.0
968,300
Marco Polo Marine Ltd.
114,177
0.0
240,700  Oversea-Chinese
Banking Corp. Ltd.
4,017,175
0.7
54,100
Pan-United Corp. Ltd.
48,993
0.0
7,712
(1)
Sea Ltd., ADR
898,371
0.2
62,100
Singapore Exchange Ltd.
860,465
0.1
692,300  Singapore
Telecommunications Ltd.
2,498,297
0.4
115,500  United Overseas Bank
Ltd.
3,481,073
0.6
214,200
Wee Hur Holdings Ltd.
149,862
0.0
12,691,005
2.1
South Africa : 1.1%
50,872
Anglo American PLC
2,358,814
0.4
158,508
Clicks Group Ltd.
3,157,890
0.5
26,438  Harmony Gold Mining Co.
Ltd., ADR
564,187
0.1
1,180
Kumba Iron Ore Ltd.
26,297
0.0
21,065
(1)
Sasol Ltd.
148,788
0.0
36,121
(1)
Sibanye Stillwater Ltd.,
ADR
609,723
0.1
6,865,699
1.1

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Multi-Manager
International Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
South Korea : 3.8%
2,001  Dong-Ah Geological
Engineering Co. Ltd.
$ 24,192
0.0
7,666
(1)
Dongbu Corp.
28,769
0.0
4,693
DY POWER Corp.
42,697
0.0
24,632
(1)
Exem Co. Ltd.
38,306
0.0
3,098  Hana Financial Group,
Inc.
215,255
0.0
7,707
Hyundai Ezwel Co. Ltd.
27,803
0.0
9,037
(1)
KG Chemical Corp.
37,091
0.0
5,970
(1)
KG Eco Solution Co. Ltd.
27,310
0.0
12,676
(1)
Korea Electric Power
Corp.
511,262
0.1
3,369
(1)
Korea United Pharm, Inc.
44,549
0.0
87,156
KT Corp., ADR
1,823,303
0.3
9,503
(1)
KX Innovation Co. Ltd.
22,796
0.0
4,077
LG Corp.
258,801
0.1
34,100
LG Electronics, Inc.
2,338,023
0.4
19,372
(1)
LG HelloVision Co. Ltd.
31,147
0.0
8,431  Myoung Shin Industrial
Co. Ltd.
53,681
0.0
4,674
(1)
Neowiz
98,799
0.0
14,156
Nexen Tire Corp.
79,050
0.0
579
Samchully Co. Ltd.
57,637
0.0
57,662  Samsung Electronics Co.
Ltd.
6,370,197
1.1
59,913  Shinhan Financial Group
Co. Ltd.
3,501,540
0.6
9,880
(1)
SIMPAC, Inc.
34,010
0.0
10,919
SK Hynix, Inc.
6,817,578
1.2
5,030
(1)
Ubiquoss Holdings, Inc.
37,706
0.0
4,887
(1)
Vieworks Co. Ltd.
95,883
0.0
22,617,385
3.8
Spain : 2.2%
19,876
(2)
Aena SME SA
617,302
0.1
49,014
Amadeus IT Group SA
3,286,236
0.5
113,520  Banco Bilbao Vizcaya
Argentaria SA
2,881,564
0.5
125,680
Banco Santander SA
1,604,696
0.3
272,877
CaixaBank SA
3,602,040
0.6
25,627
Endesa SA
944,423
0.2
12,936,261
2.2
Sweden : 3.1%
113,309
Assa Abloy AB - Class B
4,581,528
0.8
746
(1)
Boliden AB
52,240
0.0
46,368
Essity AB - Class B
1,372,894
0.2
268,511
Hexagon AB - Class B
3,027,472
0.5
53,154  Industrivarden AB - Class
C
2,661,108
0.4
19,576  L E Lundbergforetagen
AB - Class B
1,166,116
0.2
5,989
(1)
Orexo AB
20,137
0.0
731
Sandvik AB
28,864
0.0
14,819  Skandinaviska Enskilda
Banken AB - Class A
318,526
0.0
79,227
Swedbank AB - Class A
3,080,366
0.5
209,360
(3)
Telefonaktiebolaget LM
Ericsson, ADR
2,261,088
0.4
8,850
Volvo AB - Class B
321,586
0.1
18,891,925
3.1
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Switzerland : 3.6%
38,295
ABB Ltd., Reg
$ 3,297,126
0.6
5,496  Banque Cantonale
Vaudoise
743,775
0.1
7,532  Cie Financiere Richemont
SA
1,462,034
0.2
9,153
Galderma Group AG
1,706,110
0.3
7,522
Logitech International SA
648,036
0.1
3,268  Partners Group Holding
AG
4,456,063
0.7
15,688
Sandoz Group AG
1,242,895
0.2
936
Schindler Holding AG
361,149
0.1
1,508
Sonova Holding AG, Reg
412,715
0.1
5,204  Swatch Group AG - Class
BR
1,227,819
0.2
4,211
Temenos AG
372,143
0.1
62,577
UBS Group AG
2,960,856
0.5
3,772
(2)
VAT Group AG
2,439,226
0.4
21,329,947
3.6
Taiwan : 5.5%
33,000
Argosy Research, Inc.
163,363
0.0
18,000
Asustek Computer, Inc.
282,776
0.1
170,000
China Airlines Ltd.
119,593
0.0
443,000
Compal Electronics, Inc.
457,206
0.1
20,000  Complex Micro
Interconnection Co. Ltd.
23,655
0.0
2,000
Delta Electronics, Inc.
76,325
0.0
23,000
DFI, Inc./Taiwan
43,488
0.0
11,000  Dimerco Data System
Corp.
38,687
0.0
32,000
Ennoconn Corp.
286,123
0.1
31,000  Gamania Digital
Entertainment Co. Ltd.
49,583
0.0
27,000
(1)
Holtek Semiconductor,
Inc.
39,965
0.0
9,000
Inergy Technology, Inc.
24,542
0.0
44,000  International Games
System Co. Ltd.
999,218
0.2
13,000  Kerry TJ Logistics Co.
Ltd.
13,467
0.0
16,000  Kingwaytek Technology
Co. Ltd.
31,568
0.0
18,000
Lanner Electronics, Inc.
38,494
0.0
50,000  Lion Travel Service Co.
Ltd.
267,812
0.1
45,000
Lotes Co. Ltd.
2,026,682
0.3
59,000
MediaTek, Inc.
3,272,762
0.6
3,000
MPI Corp.
237,087
0.0
154,000  Novatek Microelectronics
Corp.
1,827,304
0.3
12,000  Otsuka Information
Technology Corp.
64,917
0.0
13,000
Parade Technologies Ltd.
217,400
0.0
218,000
Pegatron Corp.
480,734
0.1
33,000  Powertech Technology,
Inc.
261,312
0.0
46,000
Primax Electronics Ltd.
114,736
0.0
6,000
Pro Hawk Corp.
33,047
0.0
101,000
Quanta Computer, Inc.
889,120
0.2
60,000
Sercomm Corp.
162,175
0.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Multi-Manager
International Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Taiwan (continued)
39,000  Sigurd Microelectronics
Corp.
$ 159,888
0.0
24,000  Simplo Technology Co.
Ltd.
263,972
0.1
8,000  Sinopower
Semiconductor, Inc.
35,475
0.0
233,831  Taiwan Semiconductor
Manufacturing Co. Ltd.
12,929,904
2.2
16,857  Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR
5,572,250
0.9
20,000  Win Semiconductors
Corp.
147,889
0.0
9,000  Wistron Information
Technology & Services
Corp.
34,721
0.0
13,000
Wowprime Corp.
87,988
0.0
210,000  Zhen Ding Technology
Holding Ltd.
1,294,149
0.2
33,069,377
5.5
Thailand : 0.6%
57,700  Bangkok Life Assurance
PCL
39,051
0.0
108,000
(3)
Kasikornbank PCL
- NVDR
645,031
0.1
916,300
Krung Thai Bank PCL
822,228
0.1
303,400
(3)
PTT Exploration &
Production PCL
1,186,058
0.2
201,500
PTT PCL
217,517
0.0
77,500
SCB X PCL
333,622
0.1
36,700
Thai Oil PCL
49,914
0.0
7,066,700
(3)
TMBThanachart Bank
PCL
453,020
0.1
3,746,441
0.6
Turkey : 0.0%
3,700
(1)
Eldorado Gold Corp.
158,744
0.0
United Arab Emirates : 0.7%
314,175  Abu Dhabi National Oil
Co. for Distribution PJSC
350,747
0.1
62,541
(1)
Abu Dhabi Ports Co.
PJSC
87,938
0.0
86,278
Alpha Data PJSC
39,896
0.0
401,924
Dana Gas PJSC
102,218
0.0
133,470
Emaar Properties PJSC
545,985
0.1
184,346  Emirates
Telecommunications
Group Co. PJSC
988,868
0.2
394,193  First Abu Dhabi Bank
PJSC
1,996,457
0.3
4,112,109
0.7
United Kingdom : 10.4%
6,514
(1)
accesso Technology
Group PLC
25,225
0.0
61,580
(1)
Afentra PLC
42,178
0.0
14,912
AstraZeneca PLC
2,778,305
0.5
14,415
AstraZeneca PLC, ADR
1,337,280
0.2
57,126
BAE Systems PLC
1,550,790
0.3
70,143
Barclays PLC, ADR
1,876,325
0.3
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United Kingdom (continued)
179,730  Barratt Developments
PLC
$ 957,011
0.2
91,651  British American Tobacco
PLC
5,536,946
0.9
7,804
Central Asia Metals PLC
23,867
0.0
130,500  CK Hutchison Holdings
Ltd.
1,052,262
0.2
17,793
(1)
DFS Furniture PLC
48,113
0.0
94,202
Diageo PLC
2,167,608
0.4
31,277
Diploma PLC
2,278,572
0.4
64,368
Halma PLC
3,126,251
0.5
104,903
Imperial Brands PLC
4,418,264
0.7
22,010  InterContinental Hotels
Group PLC
2,973,557
0.5
17,477  International Personal
Finance PLC
56,306
0.0
68,730
Investec PLC - ZAR
565,157
0.1
1,364,459  Lloyds Banking Group
PLC
2,037,409
0.3
45,371  London Stock Exchange
Group PLC
5,060,758
0.8
824,409
M&G PLC
3,494,862
0.6
127,435
NatWest Group PLC
1,161,538
0.2
12,076  Paratus Energy Services
Ltd.
58,675
0.0
214,505  Phoenix Group Holdings
PLC
2,174,145
0.4
34,954  Reckitt Benckiser Group
PLC
2,913,750
0.5
90,063
RELX PLC - EUR
3,216,836
0.5
18,941
RELX PLC - GBP
671,494
0.1
20,005
Sage Group PLC
262,329
0.0
215,748
Schroders PLC
1,336,281
0.2
78,418
Standard Chartered PLC
2,006,429
0.3
92,896
Unilever PLC
6,322,260
1.1
58,734  United Utilities Group
PLC
1,005,847
0.2
62,536,630
10.4
United States : 7.5%
11,784
Accenture PLC - Class A
3,106,734
0.5
17,535
Alcon, Inc.
1,419,324
0.2
11,879
Aon PLC - Class A
4,153,374
0.7
363
(3)
AP Moller - Maersk A/S -
Class B
897,600
0.1
28,294
BP PLC, ADR
1,071,777
0.2
10,669
Dole PLC
169,957
0.0
75,462
Experian PLC
2,858,092
0.5
25,871
GFL Environmental, Inc.
1,111,159
0.2
210,754
GSK PLC
5,450,427
0.9
56,478
(3)
GSK PLC, ADR
2,914,265
0.5
359,272
Haleon PLC
1,878,951
0.3
2,901
(1)
Holcim AG
299,003
0.1
18,208
Navigator Holdings Ltd.
337,394
0.1
25,916
Novartis AG, Reg
3,845,152
0.6
15,307
Roche Holding AG
6,960,704
1.2
91,607
Shell PLC
3,521,315
0.6
76,172
Shell PLC - EUR
2,934,717
0.5
8,192
(1)
Swiss Re AG
1,308,949
0.2

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Multi-Manager
International Equity Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
United States (continued)
20,464
Tenaris SA
$ 454,567
0.1
44,693,461
7.5
Total Common Stock
(Cost $493,980,094)
588,175,346
98.2
PREFERRED STOCK : 0.5%
Germany : 0.5%
9,486
Henkel AG & Co. KGaA
833,367
0.1
7,385
Sartorius AG
2,064,062
0.4
2,897,429
0.5
Total Preferred Stock
(Cost $3,001,689)
2,897,429
0.5
WARRANTS : —%
Canada : —%
794
(4)
Constellation Software,
Inc.
—
—
Total Warrants
(Cost $–)
—
—
Total Long-Term
Investments
(Cost $496,981,783)
591,072,775
98.7
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 2.5%
Repurchase Agreements : 2.0%
2,759,441
(5)
Bank of Montreal,
Repurchase Agreement
dated 01/30/2026,
3.670%, due 02/02/2026
(Repurchase Amount
$2,760,273, collateralized
by various U.S.
Government Agency
Obligations, 2.000%-
8.000%, Market Value
plus accrued interest
$2,814,630, due
09/20/50-11/20/65)
2,759,441
0.4
2,935,575
(5)
Citadel Securities LLC,
Repurchase Agreement
dated 01/30/2026,
3.710%, due 02/02/2026
(Repurchase Amount
$2,936,470, collateralized
by various U.S.
Government Securities,
0.000%-4.500%, Market
Value plus accrued
interest $2,995,212, due
02/15/26-11/15/55)
2,935,575
0.5
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
737,755
(5)
HSBC Securities (USA)
Inc., Repurchase
Agreement dated
01/30/2026, 3.670%,
due 02/02/2026
(Repurchase Amount
$737,978, collateralized
by various U.S.
Government Securities,
3.875%-4.500%, Market
Value plus accrued
interest $752,510, due
12/31/31-05/15/43)
$ 737,755
0.1
2,321,412
(5)
Jefferies LLC,
Repurchase Agreement
dated 01/30/2026,
3.720%, due 02/02/2026
(Repurchase Amount
$2,322,122, collateralized
by various U.S.
Government Agency
Obligations, 0.000%-
5.120%, Market Value
plus accrued interest
$2,367,842, due
04/24/26-01/13/38)
2,321,412
0.4
609,984
(5)
Nomura Securities
International, Inc.,
Repurchase Agreement
dated 01/30/2026,
3.670%, due 02/02/2026
(Repurchase Amount
$610,168, collateralized
by various U.S.
Government Agency
Obligations, 2.500%-
6.500%, Market
Value plus accrued
interest $622,187, due
08/01/35-01/01/56)
609,984
0.1
2,788,797
(5)
State of Wisconsin
Investment Board,
Repurchase Agreement
dated 01/30/2026,
3.770%, due 02/02/2026
(Repurchase Amount
$2,789,661, collateralized
by various U.S.
Government Securities,
0.125%-3.875%, Market
Value plus accrued
interest $2,837,575, due
04/15/28-02/15/55)
2,788,797
0.5
Total Repurchase
Agreements
(Cost $12,152,964)
12,152,964
2.0

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Multi-Manager
International Equity Fund
Principal
Amount† RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Time Deposits : 0.0%
130,000
(5)
Credit Agricole Corporate
and Investment Bank,
3.600
%,
02/02/2026 $ 130,000
0.0
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 0.5%
2,804,024
(6)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
3.570%
(Cost $2,804,024) $ 2,804,024 0.5
Total Short-Term
Investments
(Cost $15,086,988)
15,086,988
2.5
Total Investments in
Securities
(Cost $512,068,771) $ 606,159,763 101.2
Liabilities in Excess of
Other Assets (6,898,272) (1.2)
Net Assets $ 599,261,491 100.0
ADR American Depositary Receipt
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Non-income producing security.
(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(3)
Security, or a portion of the security, is on loan.
(4)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of January 31, 2026.
Sector Diversiﬁcation
Percentage
of Net Assets
Financials 25.1%
Information Technology 17.1
Industrials 15.0
Health Care 11.1
Consumer Staples 6.0
Consumer Discretionary 6.2
Communication Services 6.1
Energy 4.3
Materials 4.1
Utilities 1.9
Real Estate 1.8
Short-Term Investments 2.5
Liabilities in Excess of Other Assets (1.2)
Net Assets 100.0%
Portfolio holdings are subject to change daily.

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Multi-Manager
International Equity Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of January 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs #
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
January 31, 2026
Asset Table
Investments, at fair value
Common Stock
Australia $ 1,093,998 $ 10,750,628 $ — $ 11,844,626
Austria — 119,888 — 119,888
Belgium — 7,766,076 — 7,766,076
Brazil 5,582,079 — — 5,582,079
Canada 29,336,470 — — 29,336,470
Chile 1,435,276 — — 1,435,276
China 3,893,872 32,007,751 — 35,901,623
Czechia — 49,439 — 49,439
Denmark 36,423 8,472,000 — 8,508,423
Finland 328,290 1,238,294 — 1,566,584
France — 41,849,136 — 41,849,136
Germany — 37,147,051 — 37,147,051
Greece 141,520 260,811 — 402,331
Hong Kong 115,266 15,341,294 — 15,456,560
India 4,720,541 4,621,449 — 9,341,990
Indonesia 63,490 1,515,400 — 1,578,890
Israel 5,494,914 2,308,363 — 7,803,277
Italy 1,285,202 11,914,665 — 13,199,867
Ivory Coast — 47,470 — 47,470
Japan 2,964,949 67,286,878 — 70,251,827
Kuwait 528,852 220,062 — 748,914
Malaysia — 358,030 — 358,030
Mexico 2,185,616 83,719 — 2,269,335
Netherlands — 30,539,574 — 30,539,574
Norway — 3,992,462 — 3,992,462
Philippines 25,197 92,061 — 117,258
Poland — 6,390,256 — 6,390,256
Portugal 184,068 — — 184,068
Qatar 225,966 — — 225,966
Russia — — — —
Saudi Arabia — 511,616 — 511,616
Singapore 1,012,548 11,678,457 — 12,691,005
South Africa 1,200,207 5,665,492 — 6,865,699
South Korea 1,861,009 20,756,376 — 22,617,385
Spain 944,423 11,991,838 — 12,936,261
Sweden 2,281,225 16,610,700 — 18,891,925
Switzerland — 21,329,947 — 21,329,947
Taiwan 5,673,705 27,395,672 — 33,069,377
Thailand — 3,746,441 — 3,746,441
Turkey 158,744 — — 158,744
United Arab Emirates 3,438,290 673,819 — 4,112,109
United Kingdom 6,717,737 55,818,893 — 62,536,630
United States 12,864,660 31,828,801 — 44,693,461
Total Common Stock 95,794,537 492,380,809 — 588,175,346
Preferred Stock — 2,897,429 — 2,897,429
Warrants — — — —
Short-Term Investments 2,804,024 12,282,964 — 15,086,988
Total Investments, at fair value $ 98,598,561 $ 507,561,202 $ — $ 606,159,763
Other Financial Instruments+
Futures 93,931 — — 93,931
Total Assets $ 98,692,492 $ 507,561,202 $ — $ 606,253,694

PORTFOLIO OF INVESTMENTS
as of January 31, 2026 (Unaudited) (continued)

Voya Multi-Manager
International Equity Fund
#
The earlier close of the foreign markets gives rise to the possibility that signiﬁcant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At January 31, 2026, the following futures contracts were outstanding for Voya Multi-Manager International Equity Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation
Long Contracts:
MSCI EAFE Index 16 03/20/26 $ 2,429,440 $ 93,931
$ 2,429,440 $ 93,931
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 113,980,411
Gross Unrealized Depreciation (20,254,685)
Net Unrealized Appreciation $ 93,725,726